Leases - Balance sheet information relating to lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets and Liabilities, Lessee [Abstract]
ROU assets	¥ 891,744	$ 129,291	¥ 1,148,322
Operating lease liabilities—current	136,435	19,781	284,659
Operating lease liabilities—non-current	¥ 832,928	$ 120,763	¥ 952,813
Weighted-average remaining lease term	10 years 3 months 10 days	10 years 3 months 10 days	6 years 11 months 8 days
Weight-average discount rate	4.89%	4.89%	4.87%